June 11, 2013

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:         U.S. GLOBAL INVESTORS FUNDS

FILE NUMBERS 02-35439 AND 811-1800

Dear Sir or Madam:

Included for filing on behalf of the U.S. Global Investors Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, is Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed solely to add Institutional Class shares to the Gold and Precious Metals Fund and the Emerging Europe Fund.

Please contact me with any questions or concerns about this Amendment.

Sincerely,

/s/ James L. Love
James L. Love
Chief Compliance Officer & Deputy General Counsel
U.S. GLOBAL INVESTORS, INC.